Summary of significant accounting policies - Others (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) $ / ¥
Other disclosures
Deposit payable to channel cooperators	$ 3,290,764		¥ 108,923,460		¥ 21,472,235
Defined contribution plan cost	4,427,791	¥ 28,891,339	53,997,224	¥ 51,979,823
Advertising cost	$ 3,922,490	¥ 25,594,249	64,357,939	192,483,874
VAT rate (as a percent)	6.00%	6.00%
VAT	$ 0	¥ 0	¥ 231,454,037	¥ 301,758,965
Translation into USD	6.5250				6.5250
Consolidated Trusts
Other disclosures
VAT rate (as a percent)	3.00%	3.00%
ZhongAn
Other disclosures
VAT rate (as a percent)	13.00%	13.00%